Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (85,713)	$ (158,972)
Other comprehensive loss:
Unrealized loss on available-for-sale marketable securities	(155)	0
Total comprehensive loss	$ (85,868)	$ (158,972)